Accounts Payable and Accrued Expenses	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 4 — ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following amounts:

	September 30, 2021	December 31, 2020
Accounts payable	$310,529	$33,772
Accrued legal fees	1,283,584	—
	$1,594,113	$33,772